Investments in associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Schedule of Investments in Associates
	2018		2017
At January 1		308	270
Additions		23	73
Disposals		(1)	(15)
Share in net income		6	11
Share in changes in associate’s equity (note 32.6)		2	(5)
Impairment losses		(1)	(1)
Dividend		(3)	(11)
Net exchange difference		(8)	(13)
At December 31		327	308

Schedule of Financial Information of Associates	Summarized financial information of associates

	2018	2017
Post-tax profit or loss	6	9
Other comprehensive income	2	(5)
Total comprehensive income	9	3

Carrying amount	327	308